Employee benefits - Labor expenses - Components - Tabular disclosure (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee	Dec. 31, 2015 EUR (€) employee
Employee benefits [abstract]
Average number of employees (full-time equivalents) | employee	138,038	141,257	144,499
Wages and employee benefit expenses	€ (8,400)	€ (8,625)	€ (8,852)
o/w wages and salaries	(5,984)	(6,074)	(6,164)
o/w social security charges	(2,121)	(2,104)	(2,191)
o/w French part-time for senior plans	(310)	(432)	(455)
o/w capitalized costs	839	809	792
o/w other labor expenses	(824)	(824)	(834)
Employee profit sharing	(183)	(180)	(197)
Share-based compensation	11	(61)	(9)
Total employee benefits expense	(8,572)	(8,866)	(9,058)
Net interest on the net defined liability	(21)	(28)	(29)
Actuarial losses/(gains) arising from changes of assumptions	€ 16	€ (80)	€ 53